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          Global Asset Management



          UBS PAINEWEBBER
          RETIREMENT MONEY FUND

          ANNUAL REPORT

          JUNE 30, 2002

UBS PAINEWEBBER RETIREMENT MONEY FUND
                                                              August 15, 2002


DEAR SHAREHOLDER,

We present you with the annual report for the UBS PaineWebber Retirement Money Fund for the fiscal year ended June 30, 2002.

A NEW GLOBAL BRAND

Effective April 8, 2002, Brinson Advisors, Inc. changed its name to UBS Global Asset Management (US) Inc., a member of the UBS Global Asset Management division of UBS AG, one of the largest financial services firms in the world. This strategic branding move reflects the global integration and scope of the organization's investment approach and offerings. The UBS Global Asset Management organization strives to deliver superior investment performance to clients through the management and allocation of their investments across and within all major asset classes.

Our strength lies in our globally integrated investment platform. With investment professionals throughout the world, the UBS Global Asset Management organization provides clients with uncommon research, asset allocation and risk management conducted on a fully global basis. We seek to maximize the benefits to clients, through understanding and acting upon their risk and return objectives. This covenant with our clients is the basis for the success of our business.

Effective on the same date, the funds comprising the Brinson Mutual Fund Family were renamed UBS Funds. The Funds' investment objectives and investment processes remain the same.

MARKET REVIEW

As the reporting period began in July 2001, signs were emerging that the economic recession, which started in March 2001, might be short-lived. The Federal Reserve Board (the "Fed") had lowered the fed funds rate (the rate U.S. banks charge each other for overnight loans) from 6.00% to 3.75% during the first half of 2001 in an attempt to stimulate growth. This aggressive stance appeared to be taking hold as the long-suffering manufacturing sector appeared to be bottoming out, while the housing market and consumer spending continued to buoy the economy. While real gross domestic product (GDP) contracted 1.3% during the third quarter of 2001, investors were cautiously optimistic that the economy was in a recovery mode.

However, the September 11 terrorist attacks initially darkened the prospects for an economic recovery. The Fed moved quickly to stabilize the economy and add liquidity to the financial system. All told, from June 2001 through December 2001,


--------------------------------------------------------------------------------
UBS PAINEWEBBER RETIREMENT MONEY FUND

INVESTMENT GOAL:

Current income consistent with liquidity and conservation of capital.

PORTFOLIO MANAGER/SUB-ADVISOR:

Susan P. Ryan
UBS Global Asset Management (US) Inc.

COMMENCEMENT:

July 2, 1988

DIVIDEND PAYMENTS:

Monthly
--------------------------------------------------------------------------------


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UBS Global Asset Management                                                    1

UBS PAINEWEBBER RETIREMENT MONEY FUND


the Fed cut rates an additional six times, and by year-end, the federal funds rate was 1.75%--its lowest level in 40 years. Due in large part to a quick renewal in consumer spending, the GDP rose a surprising 2.7% during the fourth quarter of 2001.

As increasing signs of economic growth emerged during the first quarter of 2002, the Fed shifted its bias from one of economic weakness to neutrality. This change in policy appeared warranted as the GDP accelerated to a 5.0% growth rate during the first quarter of 2002. However, the uptick proved to be short lived. Ongoing threats of terrorism, turmoil in the Middle East, anemic corporate spending, and waning consumer confidence in light of the stock market's decline and corporate accounting scandals all took their toll. The end result--estimated second quarter 2002 GDP growth was a less-than-expected 1.1%. As the reporting period ended, the federal funds rate remained at 1.75%, while the Fed waited for clearer signs on the direction of the economy.

PORTFOLIO REVIEW

Given the prevailing interest rate environment and volatility in the corporate credit markets, we utilized a variety of strategies to enhance returns during the reporting period. First, the Fund utilized what is known as a "barbell" strategy, whereby we purchased securities at both ends of the maturity spectrum. Our longer-term securities (with maturities up to one year in duration) were used to lock in higher yields as interest rates fell. At the same time, our shorter-term securities (typically less than a month in duration) provided liquidity.

Second, with the combination of an uncertain economy, a proliferation of corporate accounting scandals, and high profile bankruptcies, the credit markets were extremely volatile during the period. Therefore, we emphasized Treasury and Agency securities that offered the highest credit quality and liquidity. As such, we were able to avoid the problems that plagued the corporate credit markets.

PERFORMANCE AND CHARACTERISTICS                                         6/30/02             12/31/01
-----------------------------------------------------------------------------------------------------
7-Day Current Yield(o)                                                   1.22%                1.59%
-----------------------------------------------------------------------------------------------------
Weighted Average Maturity                                               71 days              73 days
-----------------------------------------------------------------------------------------------------
Net Assets (bln)                                                        $6.674               $7.578
-----------------------------------------------------------------------------------------------------

SECTOR ALLOCATION*                     6/30/02                                            12/31/01
-----------------------------------------------------------------------------------------------------
Commercial Paper                        43.5%       Commercial Paper                         50.9%
-----------------------------------------------------------------------------------------------------
U.S. Government &                                   U.S. Government &
Agency Obigations                       35.8        Agency Obligations                       20.2
-----------------------------------------------------------------------------------------------------
Bank Obligations                        15.2        Bank Obligations                         15.3
-----------------------------------------------------------------------------------------------------
Money Market Funds                       5.7        Money Market Funds                        7.7
-----------------------------------------------------------------------------------------------------
Short-Term Corporate Obligations         2.7        Short-Term Corporate Obligations          6.6
-----------------------------------------------------------------------------------------------------
Liabilities in Excess of Other Assets   -2.9        Liabilities in Excess of Other Assets    -0.7
-----------------------------------------------------------------------------------------------------
Total                                  100.0%       Total                                   100.0%
-----------------------------------------------------------------------------------------------------

(o) Yields will vary. The Fund is actively managed and its composition will vary over time.

* Weightings represent percentages of net assets as of the dates indicated. The Fund's portfolio is actively managed and its composition will vary over time.


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2                                                    UBS Global Asset Management

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UBS PAINEWEBBER RETIREMENT MONEY FUND


OUTLOOK

Looking ahead, we remain skeptical about the strength of an economic recovery. Consumer spending has propped up the economy for quite some time, while corporate spending has been weak at best. However, given the bursting of the stock market bubble, a weak job market, and high levels of consumer debt, we do not believe that consumers alone will have the ability to sustain a high level of growth. What's more, the housing market, which has remained surprisingly resilient given the economic uncertainties, may be ripe for a pullback. Conversely, a number of positives do exist, including signs that the manufacturing sector's worst days may have passed.

While we don't think the economy will fall back into a recession, the risk exists. As such, we believe the Fed will once again need to move to a more accommodative monetary policy and may lower short-term interest rates before the end of the year. Therefore, we anticipate maintaining our barbell strategy, with longer average-weighted maturities in order to generate higher yields. Credit quality will continue to be paramount for the portfolios, and we expect to continue to have a large allocation in Treasuries and Agencies.

As always, our ultimate objective in managing your investments is to help you successfully meet your financial goals. We thank you for your continued support and welcome any comments or questions you may have. For additional information on the UBS Funds,(1) please contact your financial advisor or visit us at www.ubs.com.

Sincerely,


/s/ BRIAN M. STORMS                        /s/ SUSAN P. RYAN
---------------------                      --------------------
BRIAN M. STORMS                            SUSAN P. RYAN
PRESIDENT                                  PORTFOLIO MANAGER
UBS PaineWebber Retirement                 UBS PaineWebber Retirement
Money Fund                                 Money Fund
PRESIDENT AND CHIEF EXECUTIVE OFFICER      EXECUTIVE DIRECTOR
UBS Global Asset Management                UBS Global Asset Management
(US) Inc.                                  (US) Inc.

This letter is intended to assist shareholders in understanding how the Fund performed during the fiscal year ended June 30, 2002, and reflects our views at the time of its writing. Of course, these views may change in response to changing circumstances. We encourage you to consult your financial advisor regarding your personal investment program.


(1) Mutual funds are sold by prospectus only. The prospectuses for the Funds contain more complete information regarding risks, charges and expenses, and should be read carefully before investing.



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UBS Global Asset Management                                                    3

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UBS PAINEWEBBER RETIREMENT MONEY FUND

STATEMENT OF NET ASSETS -- JUNE 30, 2002

 PRINCIPAL
  AMOUNT                                     MATURITY    INTEREST
   (000)                                       DATES       RATES         VALUE
--------------------------------------------------------------------------------

U.S. Government & Agency Obligations--35.80%
--------------------------------------------------------------------------------
$  50,000  U.S. Treasury Bills               12/19/02     1.775%    $ 49,578,438
--------------------------------------------------------------------------------
   50,000  U.S. Treasury Notes               07/31/02     6.000       50,097,604
--------------------------------------------------------------------------------
   30,000  Federal Farm Credit Bank          07/01/02     1.765*      29,990,881
--------------------------------------------------------------------------------
  190,000  Federal Home Loan Bank            07/01/02     1.720 to
                                                          1.775*     189,954,500
--------------------------------------------------------------------------------
  100,000  Federal Home Loan Bank            12/18/02     1.800@      99,150,000
--------------------------------------------------------------------------------
  500,500  Federal Home Loan Bank            01/24/03 to  2.270 to
                                             07/03/03     3.000      500,495,538
--------------------------------------------------------------------------------
   25,000  Federal Home Loan Mortgage Corp.  07/01/02     1.705*      24,999,164
--------------------------------------------------------------------------------
  557,599  Federal Home Loan Mortgage Corp.  07/02/02 to  1.720 to
                                             12/30/02     2.120@     555,622,220
--------------------------------------------------------------------------------
   50,000  Federal Home Loan Mortgage Corp.  01/24/03     2.375       50,000,000
--------------------------------------------------------------------------------
   78,000  Federal National Mortgage         07/01/02     1.720 to
             Association                                  1.750*      77,998,073
--------------------------------------------------------------------------------
  521,700  Federal National Mortgage         07/10/02 to  1.750 to
             Association                     12/27/02     1.900@     520,706,875
--------------------------------------------------------------------------------
   51,000  Federal National Mortgage
             Association                     07/17/03     2.350       51,000,000
--------------------------------------------------------------------------------
   75,000  Student Loan Marketing            07/02/02     1.772 to
             Association                                  2.289*      74,999,867
--------------------------------------------------------------------------------
   65,000  Student Loan Marketing            04/02/03 to  2.450 to
             Association                     07/03/03     2.600@      65,000,000
--------------------------------------------------------------------------------
   50,000  Student Loan Marketing
             Association                     07/25/03     2.375       50,000,000
--------------------------------------------------------------------------------
Total U.S. Government & Agency Obligations
  (cost--$2,389,593,160)                                           2,389,593,160
--------------------------------------------------------------------------------

Bank Notes--1.20%
--------------------------------------------------------------------------------
   DOMESTIC--1.20%
   25,000  LaSalle Bank N.A.                 03/18/03     2.450       25,000,000
--------------------------------------------------------------------------------
   55,000  Wells Fargo Bank N.A.             07/01/02     1.805 to
                                                          1.820*      55,001,588
--------------------------------------------------------------------------------
Total Bank Notes (cost--$80,001,588)                                  80,001,588
--------------------------------------------------------------------------------

Certificates of Deposit--14.01%
--------------------------------------------------------------------------------
YANKEE--14.01%
   80,000  Abbey National PLC                12/31/02 to  1.910 to
                                             01/07/03     2.590       80,003,954
--------------------------------------------------------------------------------
  100,000  ABN AMRO Bank N.V.                07/23/02 to  3.700 to
                                             08/30/02     3.850       99,999,414



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4                                                    UBS Global Asset Management

UBS PAINEWEBBER RETIREMENT MONEY FUND

STATEMENT OF NET ASSETS -- JUNE 30, 2002

 PRINCIPAL
  AMOUNT                                     MATURITY    INTEREST
   (000)                                       DATES       RATES         VALUE
--------------------------------------------------------------------------------

Certificates of Deposit--(concluded)
--------------------------------------------------------------------------------
YANKEE--(CONCLUDED)
 $135,000  Barclays Bank PLC                 07/01/02     1.790 to
                                                          1.810%*   $134,987,042
--------------------------------------------------------------------------------
   25,000  Barclays Bank PLC                 12/31/02     2.125       25,000,627
--------------------------------------------------------------------------------
   50,000  Canadian Imperial Bank of
             Commerce                        08/09/02     4.005       50,000,000
--------------------------------------------------------------------------------
   50,000  Dexia Bank S.A.                   07/01/02     1.820*      49,984,187
--------------------------------------------------------------------------------
   25,000  Dexia Bank S.A.                   08/09/02     4.000       25,000,000
--------------------------------------------------------------------------------
   55,000  Royal Bank of Canada              07/05/02 to  3.990 to
                                             08/09/02     4.105       55,000,016
--------------------------------------------------------------------------------
  130,000  Royal Bank of Scotland PLC        09/06/02 to  2.710 to
                                             12/27/02     3.723      129,996,460
--------------------------------------------------------------------------------
   99,000  Svenska Handelsbanken             07/12/02 to  3.840 to
                                             08/23/02     4.088       99,000,110
--------------------------------------------------------------------------------
   30,000  Toronto Dominion Bank             10/04/02     3.655       30,000,381
--------------------------------------------------------------------------------
  156,000  Westdeutcshe Landesbank           09/16/02 to  2.680 to
             Girozentrale                    06/13/03     3.680      155,987,626
--------------------------------------------------------------------------------
Total Certificates of Deposit (cost--$934,959,817)                   934,959,817
--------------------------------------------------------------------------------

Commercial Paper@--43.51%
--------------------------------------------------------------------------------
ASSET BACKED-BANKING--1.08%
   52,597  Atlantis One Funding              07/03/02 to  1.810 to
                                             12/16/02     1.870       52,382,966
--------------------------------------------------------------------------------
   20,000  Stellar Funding Group, Inc.       07/12/02     1.820       19,988,878
--------------------------------------------------------------------------------
                                                                      72,371,844
--------------------------------------------------------------------------------
ASSET BACKED-FINANCE--1.87%
  125,000  CC (USA), Inc.                    08/02/02 to
                                             09/10/02     1.820      124,649,903
--------------------------------------------------------------------------------
ASSET BACKED-MISCELLANEOUS--15.40%
   50,000  Asset Securitization Cooperative
             Corp.                           07/25/02     1.770       49,941,000
--------------------------------------------------------------------------------
   25,000  Barton Capital Corp.              07/02/02     1.780       24,998,764
--------------------------------------------------------------------------------
   50,000  Enterprise Funding Corp.          07/08/02     1.780       49,982,694
--------------------------------------------------------------------------------
  125,000  Falcon Asset Securitization Corp. 07/22/02     1.780      124,870,208
--------------------------------------------------------------------------------
   90,000  Galaxy Funding, Inc.              07/09/02 to
                                             09/13/02     1.800       89,799,000
--------------------------------------------------------------------------------
   24,000  Giro Funding U.S. Corp.           07/15/02     1.870       23,982,547
--------------------------------------------------------------------------------



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UBS Global Asset Management                                                    5

UBS PAINEWEBBER RETIREMENT MONEY FUND

STATEMENT OF NET ASSETS -- JUNE 30, 2002

 PRINCIPAL
  AMOUNT                                     MATURITY     INTEREST
   (000)                                       DATES        RATES        VALUE
--------------------------------------------------------------------------------

Commercial Paper@--(continued)
--------------------------------------------------------------------------------
   ASSET BACKED-MISCELLANEOUS-(CONCLUDED)
 $120,655  Giro Multi-Funding Corp.          07/03/02 to  1.780 to
                                             07/22/02     1.790%    $120,586,105
--------------------------------------------------------------------------------
   49,000  Old Line Funding Corp.            07/22/02     1.820       48,947,978
--------------------------------------------------------------------------------
   75,000  Pennine Funding                   07/09/02 to  1.800 to
                                             09/25/02     1.880       74,774,556
--------------------------------------------------------------------------------
   75,000  Preferred Receivables Funding
             Corp.                           07/22/02     1.790       74,921,687
--------------------------------------------------------------------------------
   56,183  Quincy Capital Corp.              07/18/02 to
                                             07/24/02     1.780       56,125,392
--------------------------------------------------------------------------------
   79,000  Receivables Capital Corp.         07/18/02 to
                                             07/22/02     1.780       78,927,663
--------------------------------------------------------------------------------
  100,000  Triple A One Funding Corp.        07/08/02     1.780       99,965,389
--------------------------------------------------------------------------------
   25,000  Variable Funding Capital Corp.    07/09/02     1.790       24,990,056
--------------------------------------------------------------------------------
   85,000  Windmill Funding Corp.            07/12/02 to  1.780 to
                                             07/25/02     1.790       84,921,297
--------------------------------------------------------------------------------
                                                                   1,027,734,336
--------------------------------------------------------------------------------
BANKING-DOMESTIC--6.66%
   10,000  CBA (Delaware) Finance, Inc.      07/19/02     1.750        9,991,250
--------------------------------------------------------------------------------
  130,000  Danske Corp.                      07/16/02 to  1.830 to
                                             07/22/02     1.850      129,885,753
--------------------------------------------------------------------------------
   15,000  Deutsche Bank Financial LLC       07/17/02     1.760       14,988,267
--------------------------------------------------------------------------------
   90,000  Dresdner U.S. Finance, Inc.       07/02/02 to  1.770 to
                                             07/09/02     1.810       89,981,753
--------------------------------------------------------------------------------
   85,000  Fortis Funding LLC                07/12/02     1.770       84,954,029
--------------------------------------------------------------------------------
   95,000  Nordea North America, Inc.        07/12/02 to  1.780 to
                                             08/15/02     1.820       94,904,555
--------------------------------------------------------------------------------
   20,000  Stadshypotek Delaware, Inc.       07/08/02     1.800       19,993,000
                                                                     444,698,607
--------------------------------------------------------------------------------
BANKING-FOREIGN--3.27%
   89,000  Alliance & Leicester PLC          08/02/02     1.820       88,856,018
--------------------------------------------------------------------------------
   30,000  Caisse Nationale des Caisses
             d'Epargne et de Prevoyance      07/16/02     1.780       29,977,750
--------------------------------------------------------------------------------
   16,000  National Australia Funding
             (Delaware), Inc.                07/02/02     1.780       15,999,209
--------------------------------------------------------------------------------
   42,000  Nationwide Building Society       07/11/02     1.850       41,978,416
--------------------------------------------------------------------------------
   41,360  Svenska Handelsbanken Inc.        09/04/02     1.800       41,225,580
--------------------------------------------------------------------------------
                                                                     218,036,973
--------------------------------------------------------------------------------



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6                                                    UBS Global Asset Management

UBS PAINEWEBBER RETIREMENT MONEY FUND

STATEMENT OF NET ASSETS -- JUNE 30, 2002

 PRINCIPAL
  AMOUNT                                     MATURITY     INTEREST
   (000)                                       DATES        RATES        VALUE
--------------------------------------------------------------------------------

Commercial Paper@--(continued)
--------------------------------------------------------------------------------
BROKERAGE--0.52%
 $ 35,000  Salomon Smith Barney
             Holdings, Inc.                  07/16/02      1.780%  $  34,974,042
--------------------------------------------------------------------------------
CONSUMER PRODUCTS-NONDURABLES--0.75%
   50,000  Proctor & Gamble Co.              07/15/02      1.730      49,966,361
--------------------------------------------------------------------------------
ENERGY-INTEGRATED--2.10%
   40,000  Exxon Asset Management Co.        07/15/02      1.740      39,972,933
--------------------------------------------------------------------------------
  100,000  Koch Industries                   07/10/02      1.770      99,955,750
--------------------------------------------------------------------------------
                                                                     139,928,683
--------------------------------------------------------------------------------
FINANCE-NONCAPTIVE CONSUMER--0.45%
   30,000  Household Finance Corp.           07/26/02      1.830      29,961,875
--------------------------------------------------------------------------------
FINANCE-NONCAPTIVE DIVERSIFIED--2.85%
   25,000  GE Capital Corp.                  07/09/02      1.800      24,990,000
--------------------------------------------------------------------------------
  165,000  GE Capital International          07/01/02 to   1.860 to
             Funding, Inc.                   07/17/02      1.950     164,943,558
--------------------------------------------------------------------------------
                                                                     189,933,558
--------------------------------------------------------------------------------
FOOD & BEVERAGE--0.22%
   14,500  Nestle Australia Ltd.             07/10/02      1.750      14,493,656
--------------------------------------------------------------------------------
INSURANCE-LIFE--0.24%
   16,000  AEGON Funding Corp.               07/15/02      1.760      15,989,049
--------------------------------------------------------------------------------
MEDIA-PUBLISHING--0.52%
   35,000  Gannett Co.                       07/08/02 to   1.750 to
                                             07/11/02      1.770      34,985,825
--------------------------------------------------------------------------------
METALS & MINING--0.73%
   49,230  Rio Tinto America, Inc.           08/06/02 to   1.790 to
                                             09/19/02      1.810      49,097,538
--------------------------------------------------------------------------------
PHARMACEUTICALS--2.76%
   90,000  GlaxoSmithKline Finance PLC       07/09/02 to   1.770 to
                                             07/19/02      1.820      89,938,767
--------------------------------------------------------------------------------
   20,000  Johnson & Johnson                 08/14/02      1.770      19,956,733
--------------------------------------------------------------------------------
   74,620  Pfizer, Inc.                      07/12/02 to
                                             07/24/02      1.740      74,553,647
--------------------------------------------------------------------------------
                                                                     184,449,147
--------------------------------------------------------------------------------
RETAIL-DISCOUNT--0.30%
   20,000  Wal-Mart Stores, Inc.             07/30/02      1.750      19,971,806
--------------------------------------------------------------------------------



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UBS Global Asset Management                                                    7

UBS PAINEWEBBER RETIREMENT MONEY FUND

STATEMENT OF NET ASSETS -- JUNE 30, 2002

 PRINCIPAL
  AMOUNT                                     MATURITY     INTEREST
   (000)                                       DATES        RATES        VALUE
--------------------------------------------------------------------------------

Commercial Paper@--(concluded)
--------------------------------------------------------------------------------
   TELECOM-WIRELINES--3.79%
 $ 20,547  BellSouth Corp.                   07/08/02      1.740%  $  20,540,048
--------------------------------------------------------------------------------
   15,000  SBC Communications, Inc.          08/06/02      1.800      14,973,000
--------------------------------------------------------------------------------
                                             08/26/02      1.810     167,687,652
--------------------------------------------------------------------------------
   50,000  Verizon Network Funding Co.       07/11/02      1.850      49,974,306
--------------------------------------------------------------------------------
                                                                     253,175,006
--------------------------------------------------------------------------------
Total Commercial Paper
  (cost--$2,904,418,209)                                           2,904,418,209
--------------------------------------------------------------------------------

Short-Term Corporate Obligations--2.70%
--------------------------------------------------------------------------------
ASSET BACKED-FINANCE--1.87%
   50,000  Beta Finance, Inc.                07/01/02      1.840*     50,000,000
--------------------------------------------------------------------------------
   75,000  Beta Finance, Inc.                01/07/03      2.340      75,000,000
--------------------------------------------------------------------------------
                                                                     125,000,000
--------------------------------------------------------------------------------
BANKING-DOMESTIC--0.45%
   30,000  Wells Fargo & Co.                 07/01/02      1.840*     30,000,000
--------------------------------------------------------------------------------
FINANCE-NONCAPTIVE DIVERSIFIED--0.38%
   25,000  GE Capital Corp.                  07/09/03      1.870*     25,000,000
--------------------------------------------------------------------------------
Total Short-Term Corporate Obligations
  (cost--$180,000,000)                                               180,000,000
--------------------------------------------------------------------------------






--------------------------------------------------------------------------------
8                                                    UBS Global Asset Management

UBS PAINEWEBBER RETIREMENT MONEY FUND

STATEMENT OF NET ASSETS -- JUNE 30, 2002


 NUMBER OF
  SHARES                                  MATURITY       INTEREST
   (000)                                    DATES          RATES        VALUE
--------------------------------------------------------------------------------

Money Market Funds--5.72%
--------------------------------------------------------------------------------
  204,984  AIM Liquid Assets Portfolio       07/01/02     1.850%+  $204,984,139
--------------------------------------------------------------------------------
       12  AIM Prime Portfolio               07/01/02     1.700+         11,740
--------------------------------------------------------------------------------
  176,412  BlackRock Provident Institutional
             TempFund                        07/01/02     1.756+    176,412,130
--------------------------------------------------------------------------------
      510  Dreyfus Cash Management Fund      07/01/02     1.736+        510,220
--------------------------------------------------------------------------------
Total Money Market Funds (cost--$381,918,229)                       381,918,229
--------------------------------------------------------------------------------
Total Investments (cost--$6,870,891,003 which
  approximates cost for federal income
  tax purposes)--102.94%                                          6,870,891,003
--------------------------------------------------------------------------------
Liabilities in excess of other assets--(2.94)%                     (196,492,994)
--------------------------------------------------------------------------------
Net Assets (applicable to 6,674,268,514
  shares of common stock outstanding
  equivalent to $1.00 per share)--100.00%                        $6,674,398,009
--------------------------------------------------------------------------------

* Variable rate securities--maturity dates reflect earlier of reset date or stated maturity date. The interest rates shown are the current rates as of June 30, 2002, and reset periodically.
@  Interest rates shown are the discount rates at date of purchase.
+  Interest rates shown reflect yield at June 30, 2002.


                       Weighted average maturity-- 71 days




                 See accompanying notes to financial statements


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UBS Global Asset Management                                                    9

UBS PAINEWEBBER RETIREMENT MONEY FUND

STATEMENT OF OPERATIONS



                                                                     For the
                                                                   Year Ended
                                                                 June 30, 2002
------------------------------------------------------------------------------
Investment income:
Interest                                                         $198,306,859
------------------------------------------------------------------------------
Expenses:
Investment advisory and administration fees                        27,961,452
------------------------------------------------------------------------------
Transfer agency and related services fees                          11,723,953
------------------------------------------------------------------------------
Service fees                                                        9,083,837
------------------------------------------------------------------------------
Insurance expense                                                   1,853,008
------------------------------------------------------------------------------
Reports and notices to shareholders                                 1,364,221
------------------------------------------------------------------------------
Custody and accounting                                                756,707
------------------------------------------------------------------------------
Federal and state registration fees                                   724,498
------------------------------------------------------------------------------
Professional fees                                                     324,069
------------------------------------------------------------------------------
Directors' fees                                                       179,431
------------------------------------------------------------------------------
Other expenses                                                         27,382
------------------------------------------------------------------------------
                                                                   53,998,558
------------------------------------------------------------------------------
Net investment income                                             144,308,301
------------------------------------------------------------------------------
Net realized gains from investment transactions                     1,326,532
------------------------------------------------------------------------------
Net increase in net assets resulting from operations             $145,634,833
------------------------------------------------------------------------------






                 See accompanying notes to financial statements


--------------------------------------------------------------------------------
10                                                   UBS Global Asset Management

UBS PAINEWEBBER RETIREMENT MONEY FUND

STATEMENT OF CHANGES IN NET ASSETS


                                                   For the Years Ended June 30,
                                                 -------------------------------
                                                       2002            2001
--------------------------------------------------------------------------------
From operations:
Net investment income                            $  144,308,301  $  303,076,890
--------------------------------------------------------------------------------
Net realized gains from investment transactions       1,326,532         620,378
--------------------------------------------------------------------------------
Net increase in net assets resulting from
  operations                                        145,634,833     303,697,268
--------------------------------------------------------------------------------
Dividends to shareholders from:
Net investment income                              (144,308,301)   (303,076,890)
--------------------------------------------------------------------------------
Net increase in net assets from capital stock
  transactions                                      417,812,769   1,384,718,909
--------------------------------------------------------------------------------
Net increase in net assets                          419,139,301   1,385,339,287
--------------------------------------------------------------------------------
Net Assets:
Beginning of year                                 6,255,258,708   4,869,919,421
--------------------------------------------------------------------------------
End of year                                      $6,674,398,009  $6,255,258,708
--------------------------------------------------------------------------------






                 See accompanying notes to financial statements


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UBS Global Asset Management                                                   11

UBS PAINEWEBBER RETIREMENT MONEY FUND

NOTES TO FINANCIAL STATEMENTS


ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

UBS PaineWebber RMA Money Fund, Inc. (the "Corporation") was incorporated in the state of Maryland on July 2, 1982 and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company. The Corporation is a series mutual fund and currently has three portfolios: UBS PaineWebber Retirement Money Fund (the "Fund"), UBS PaineWebber RMA Money Market Portfolio and UBS PaineWebber RMA U.S. Government Portfolio. The financial statements of UBS PaineWebber RMA Money Market Portfolio and UBS PaineWebber RMA U.S. Government Portfolio are not included herein.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires the Fund's management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

VALUATION AND ACCOUNTING FOR INVESTMENTS AND INVESTMENT INCOME--Investments are valued at amortized cost, which approximates market value. Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Premiums are amortized and discounts are accreted as adjustments to interest income and the identified cost of investments.

REPURCHASE AGREEMENTS--The Fund's custodian takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

DIVIDENDS AND DISTRIBUTIONS--Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. These Obook/taxO differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.



--------------------------------------------------------------------------------
12                                                   UBS Global Asset Management

UBS PAINEWEBBER RETIREMENT MONEY FUND

NOTES TO FINANCIAL STATEMENTS


CONCENTRATION OF RISK

The ability of the issuers of the debt securities held by the Fund to meet their obligations may be affected by economic developments, including those particular to a specific industry or region.

INVESTMENT ADVISOR AND ADMINISTRATOR

The Fund's Board of Directors has approved an Investment Advisory and Administration Contract ("Advisory Contract") with UBS PaineWebber Inc. ("UBS PaineWebber(SM)*"), under which UBS PaineWebber serves as investment advisor and administrator of the Fund. UBS PaineWebber is an indirect wholly owned subsidiary of UBS AG, an internationally diversified organization with headquarters in Zurich, Switzerland and operations in many areas of the financial services industry. In accordance with the Advisory Contract, the Fund pays UBS PaineWebber an investment advisory and administration fee, which is accrued daily and paid monthly, in accordance with the following schedule:

Average Daily Net Assets                                             Rates
--------------------------------------------------------------------------------
Up to $1.0 billion                                                    0.50%
--------------------------------------------------------------------------------
In excess of $1.0 billion and up to $1.5 billion                      0.44
--------------------------------------------------------------------------------
Over $1.5 billion                                                     0.36
--------------------------------------------------------------------------------

At June 30, 2002, the Fund owed UBS PaineWebber $2,119,978 in investment advisory and administration fees.

UBS Global Asset Management (US) Inc. ("UBS Global AM," formerly known as Brinson Advisors, Inc.) serves as sub-advisor and sub-administrator to the Fund pursuant to a Sub-Advisory and Sub-Administration Contract ("Sub-Advisory Contract") between UBS PaineWebber and UBS Global AM. UBS Global AM is an indirect wholly owned asset management subsidiary of UBS AG. In accordance with the Sub-Advisory Contract, UBS PaineWebber (not the Fund) pays UBS Global AM a fee, accrued daily and paid monthly, at an annual rate of 20% of the fees paid by the Fund to UBS PaineWebber under the Advisory Contract.

DISTRIBUTION PLAN

UBS Global AM is the principal underwriter of the Fund's shares and has appointed UBS PaineWebber as dealer for the sale of those shares. Under the plan of distribution, the Fund pays UBS Global AM monthly service fees, which are accrued daily and paid monthly, at an annual rate of up to 0.15% of the Fund's average daily net assets. For the year ended June 30, 2002, UBS Global AM was compensated for its services under the plan at an annual rate of 0.125% of the Fund's average daily net assets. At June 30, 2002, the Fund owed UBS PaineWebber $684,733 in service fees.




----------
* UBS PaineWebber is a service mark of UBS AG.



--------------------------------------------------------------------------------
UBS Global Asset Management                                                   13

UBS PAINEWEBBER RETIREMENT MONEY FUND

NOTES TO FINANCIAL STATEMENTS


TRANSFER AGENCY AND RELATED SERVICES FEES

UBS PaineWebber provides transfer agency and related services to the Fund pursuant to a delegation of authority from PFPC, Inc. ("PFPC"), the Fund's transfer agent, and is compensated for these services by PFPC, not the Fund. For the year ended June 30, 2002, UBS PaineWebber received approximately 53% of the total transfer agency and related services fees from PFPC, not the Fund.

OTHER LIABILITIES

At June 30, 2002, the dividends payable and payable for Fund shares repurchased were $1,570,766 and $220,500,000, respectively.

MONEY MARKET FUND INSURANCE BONDS

At June 30, 2002, the Fund had insurance bonds that provided limited coverage for certain loss events involving certain money market instruments held by the Fund. These loss events include non-payment of principal or interest or a bankruptcy or insolvency of the issuer or credit enhancement provider (if any). The insurance bonds provided for coverage up to $200 million for a number of funds with a deductible of 30 basis points (0.30%) of the total assets of the Fund for First Tier Securities, determined as of the close of business on the first business day prior to the loss event. In the event of a loss covered under the insurance bonds, the Fund would have expected to retain the security in its portfolio, rather than having to sell it at its current market value, until the date of payment of the loss, which would generally be no later than the maturity of the security. While the insurance bonds were intended to provide some protection against credit risk and to help the Fund maintain a constant price per share of $1.00, there was no guarantee that the insurance bonds would have done so. For the year ended June 30, 2002, the Fund did not use these insurance bonds.

FEDERAL TAX STATUS

The Fund intends to distribute all of its taxable income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, the Fund intends not to be subject to a federal excise tax.

At June 30, 2002, the components of accumulated earnings on a tax basis were substantially the same as for financial reporting purposes.

The tax character of distributions paid to shareholders during the fiscal years ended June 30, 2002 and June 30, 2001, was ordinary income.



--------------------------------------------------------------------------------
14                                                   UBS Global Asset Management

UBS PAINEWEBBER RETIREMENT MONEY FUND

NOTES TO FINANCIAL STATEMENTS


COMMON STOCK

There are 20 billion shares of $0.001 par value common stock authorized. Transactions in shares of common stock, at $1.00 per share, were as follows:


                                                 For the Years Ended June 30,
                                             -----------------------------------
                                                     2002            2001
--------------------------------------------------------------------------------
Shares sold                                   23,780,122,791   25,883,886,781
--------------------------------------------------------------------------------
Shares repurchased                           (23,508,945,140) (24,797,196,469)
--------------------------------------------------------------------------------
Dividends reinvested                             146,635,118      298,028,597
--------------------------------------------------------------------------------
Net increase in shares outstanding               417,812,769    1,384,718,909
--------------------------------------------------------------------------------





--------------------------------------------------------------------------------
UBS Global Asset Management                                                   15

UBS PAINEWEBBER RETIREMENT MONEY FUND

FINANCIAL HIGHLIGHTS


Selected data for a share of common stock outstanding throughout each year is presented below:

                                      For the Years Ended June 30,
                           -----------------------------------------------------
                                2002       2001       2000       1999       1998
--------------------------------------------------------------------------------
NET ASSET VALUE,
BEGINNING OF YEAR              $1.00      $1.00      $1.00      $1.00      $1.00
--------------------------------------------------------------------------------
Net investment income          0.020      0.053      0.050      0.046      0.049
--------------------------------------------------------------------------------
Dividends from net
investment income            (0.020)    (0.053)    (0.050)    (0.046)    (0.049)
--------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR   $1.00      $1.00      $1.00      $1.00      $1.00
--------------------------------------------------------------------------------
TOTAL INVESTMENT RETURN(1)     2.04%      5.45%      5.14%      4.66%      5.03%
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets,
end of year (000's)       $6,674,398 $6,255,259 $4,869,919 $5,090,938 $4,191,018
--------------------------------------------------------------------------------
Expenses to average
net assets                     0.74%      0.71%      0.71%      0.71%      0.78%
--------------------------------------------------------------------------------
Net investment income
to average net assets          1.99%      5.27%      5.02%      4.55%      4.91%
--------------------------------------------------------------------------------

(1) Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and distributions at net asset value on the ex-dividend dates and a sale at net asset value on the last day of each year reported. Total investment return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.



--------------------------------------------------------------------------------
16                                                   UBS Global Asset Management

UBS PAINEWEBBER RETIREMENT MONEY FUND

REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS


The Board of Directors and Shareholders
UBS PaineWebber RMA Money Fund, Inc.

We have audited the accompanying statement of net assets of UBS PaineWebber Retirement Money Fund (one of the portfolios of UBS PaineWebber RMA Money Fund, Inc.) as of June 30, 2002, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned at June 30, 2002, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the UBS PaineWebber Retirement Money Fund at June 30, 2002, the results of its operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated periods, in conformity with accounting principles generally accepted in the United States.


                                             /s/ ERNST & YOUNG LLP


New York, New York
August 19, 2002





--------------------------------------------------------------------------------
UBS Global Asset Management                                                   17

UBS PAINEWEBBER RETIREMENT MONEY FUND

SUPPLEMENTAL INFORMATION (UNAUDITED)


BOARD OF DIRECTORS & OFFICERS

The Fund is governed by a Board of Directors which oversees the Fund's operations. Each Director serves until the next annual meeting of shareholders or until his or her successor is elected and qualified. Officers are appointed by the Directors and serve at the pleasure of the Board. The table below shows, for each Director and Officer, his or her name, address and age, the position held with the Fund, the length of time served as a Director and Officer of the Fund, the Director's or Officer's principal occupations during the last five years, the number of portfolios in the Fund complex overseen by the Director or for which a person served as an officer, and other directorships held by the Director.

The Fund's Statement of Additional Information contains additional information about the Directors and Officers and is available, without charge, upon request, by calling 1-800-647 1568.


INTERESTED DIRECTORS

                                            Term of
                                          Office+ and
                            Position(s)    Length of
     Name, Address           Held With       Time       Principal Occupation(s)
        and Age                Fund         Served        During Past 5 Years
--------------------------------------------------------------------------------
Margo N. Alexander*++;      Director      Since 1996  Mrs. Alexander is an
55                                                    executive vice president
                                                      of UBS PaineWebber (since
                                                      March 1984). She was chief
                                                      executive officer of UBS
                                                      Global AM from January
                                                      1995 to October 2000, a
                                                      director (from January
                                                      1995 to September 2001)
                                                      and chairman (from March
                                                      1999 to September 2001).

E. Garrett Bewkes, Jr.**++; Director and  Since 1986  Mr. Bewkes serves as a
75                          Chairman of               consultant to UBS
                            the Board of              PaineWebber (since May
                            Directors                 1999). Prior to November
                                                      2000, he was a director of
                                                      Paine Webber Group Inc.
                                                      ("PW Group", formerly the
                                                      holding company of UBS
                                                      PaineWebber and UBS Global
                                                      AM) and prior to 1996, he
                                                      was a consultant to PW
                                                      Group. Prior to 1988, he
                                                      was chairman of the board,
                                                      president and chief
                                                      executive officer of
                                                      American Bakeries Company.





--------------------------------------------------------------------------------
18                                                   UBS Global Asset Management

UBS PAINEWEBBER RETIREMENT MONEY FUND

SUPPLEMENTAL INFORMATION (UNAUDITED)









                     Number of
         Portfolios in Fund Complex                      Other Directorships
            Overseen by Director                          Held By Director
--------------------------------------------------------------------------------
Mrs. Alexander is a director or trustee of 22                   None
investment companies (consisting of 43 portfolios) for which UBS Global AM, UBS PaineWebber or one of their affiliates serves as investment advisor, sub-advisor or manager.







Mr. Bewkes is a director or trustee of 35 investment     Mr. Bewkes is also a
companies (consisting of 56 portfolios) for which        director of Interstate
UBS Global AM, UBS PaineWebber or one of their           Bakeries Corporation.
affiliates serves as investment advisor, sub-advisor or manager.










--------------------------------------------------------------------------------
UBS Global Asset Management                                                   19

UBS PAINEWEBBER RETIREMENT MONEY FUND

SUPPLEMENTAL INFORMATION (UNAUDITED)



INDEPENDENT DIRECTORS

                                            Term of
                                          Office+ and
                            Position(s)    Length of
     Name, Address           Held With       Time       Principal Occupation(s)
        and Age                Fund         Served        During Past 5 Years
--------------------------------------------------------------------------------
Richard Q. Armstrong; 67    Director      Since 1996  Mr. Armstrong is chairman
R.Q.A. Enterprises                                    and principal of
One Old Church Road -                                 R.Q.A.Enterprises
Unit # 6                                              (management consulting
Greenwich, CT 06830                                   firm) (since April 1991
                                                      and principal occupation
                                                      since March1995). Mr.
                                                      Armstrong was chairman of
                                                      the board, chief executive
                                                      officer and co-owner of
                                                      Adirondack Beverages
                                                      (producer and distributor
                                                      of soft drinks and
                                                      sparkling/still waters)
                                                      (October 1993-March 1995).
                                                      He was a partner of The
                                                      New England Consulting
                                                      Group (management
                                                      consulting firm) (December
                                                      1992-September 1993). He
                                                      was managing director of
                                                      LVMH U.S. Corporation
                                                      (U.S. subsidiary of the
                                                      French luxury goods
                                                      conglomerate, Louis
                                                      Vuitton Mo`t Hennessey
                                                      Corporation) (1987-1991)
                                                      and chairman of its wine
                                                      and spirits subsidiary,
                                                      Schieffelin & Somerset
                                                      Company (1987-1991).

David J. Beaubien; 67       Director      Since 2001  Mr. Beaubien is chairman
101 Industrial Road                                   of Yankee Environmental
Turners Falls, MA 01376                               Systems, Inc., a
                                                      manufacturer of
                                                      meteorological measuring
                                                      systems. Prior to January
                                                      1991, he was senior vice
                                                      president of EG&G, Inc., a
                                                      company which makes and
                                                      provides a variety of
                                                      scientific and technically
                                                      oriented products and
                                                      services. From 1985 to
                                                      January 1995, Mr. Beaubien
                                                      served as a director or
                                                      trustee on the boards of
                                                      the Kidder, Peabody & Co.
                                                      Incorporated mutual funds.






--------------------------------------------------------------------------------
20                                                   UBS Global Asset Management

UBS PAINEWEBBER RETIREMENT MONEY FUND

SUPPLEMENTAL INFORMATION (UNAUDITED)









                     Number of
         Portfolios in Fund Complex                      Other Directorships
            Overseen by Director                          Held By Director
--------------------------------------------------------------------------------
Mr. Armstrong is a director or trustee of 22             Mr. Armstrong is also a
investment companies (consisting of 43 portfolios)       director of AlFresh
for which UBS Global AM, UBS PaineWebber                 Beverages Canada, Inc.
or one of their affiliates serves as investment          (a Canadian Beverage
advisor, sub-advisor or manager.                         subsidiary of AlFresh
                                                         Foods Inc.) (since
                                                         October 2000).

























Mr. Beaubien is a director or trustee of 22              Mr. Beaubien is also a
investment companies (consisting of 43 portfolios)       director of IEC
for which UBS Global AM, UBS PaineWebber or              Electronics, Inc., a
one of their affiliates serves as investment advisor,    manufacturer of
sub-advisor or manager.                                  electronic assemblies.





--------------------------------------------------------------------------------
UBS Global Asset Management                                                   21

UBS PAINEWEBBER RETIREMENT MONEY FUND

SUPPLEMENTAL INFORMATION (UNAUDITED)



INDEPENDENT DIRECTORS (CONTINUED)

                                            Term of
                                          Office+ and
                            Position(s)    Length of
     Name, Address           Held With       Time       Principal Occupation(s)
        and Age                Fund         Served        During Past 5 Years
--------------------------------------------------------------------------------
Richard R. Burt; 55         Director      Since 1996  Mr. Burt is chairman of
1275 Pennsylvania Ave., N.W.                          Diligence LLC
Washington, D.C. 20004                                (international information
                                                      and security firm) and IEP
                                                      Advisors (international
                                                      investments and consulting
                                                      firm). He was the chief
                                                      negotiator in the
                                                      Strategic Arms Reduction
                                                      Talks with the former
                                                      Soviet Union (1989-1991)
                                                      and the U.S. Ambassador to
                                                      the Federal Republic of
                                                      Germany (1985-1989). From
                                                      1991-1994, he served as a
                                                      partner of McKinsey &
                                                      Company (management
                                                      consulting firm).

Meyer Feldberg; 60          Director      Since 1990  Mr. Feldberg is Dean and
Columbia University                                   Professor of Management of
101 Uris Hall                                         the Graduate School of
New York, New York 10027                              Business, Columbia
                                                      University. Prior to 1989,
                                                      he was president of the
                                                      Illinois Institute of
                                                      Technology.

George W. Gowen; 72         Director      Since 1986  Mr. Gowen is a partner in
666 Third Avenue                                      the law firm of
New York, New York 10017                              Dunnington, Bartholow &
                                                      Miller. Prior to May 1994,
                                                      he was a partner in the
                                                      law firm of Fryer, Ross &
                                                      Gowen.

William W. Hewitt, Jr.***; 74  Director   Since 2001  Mr. Hewitt is retired.
c/o UBS Global Asset                                  From 1990 to January 1995,
Management (US) Inc.                                  Mr. Hewitt served as a
51 West 52nd Street                                   director or trustee on the
New York, New York                                    boards of the Kidder,
10019-6114                                            Peabody & Co. Incorporated
                                                      mutual funds. From
                                                      1986-1988, he was an
                                                      executive vice president
                                                      and director of mutual
                                                      funds, insurance and trust
                                                      services of Shearson
                                                      Lehman Brothers Inc. From
                                                      1976-1986, he was
                                                      president of Merrill Lynch
                                                      Funds Distributor, Inc.




--------------------------------------------------------------------------------
22                                                   UBS Global Asset Management

UBS PAINEWEBBER RETIREMENT MONEY FUND

SUPPLEMENTAL INFORMATION (UNAUDITED)









                     Number of
         Portfolios in Fund Complex                      Other Directorships
            Overseen by Director                          Held By Director
--------------------------------------------------------------------------------
Mr. Burt is a director or trustee of 22 investment       Mr. Burt is also a
companies (consisting of 43 portfolios) for which        director of Archer-
UBS Global AM, UBS PaineWebber or one of                 Daniels-Midland Company
their affiliates serves as investment advisor,           (agricultural
sub-advisor or manager.                                  commodities), Hollinger
                                                         International Company
                                                         (publishing), six
                                                         investment companies in
                                                         the Deutsche Bank
                                                         family of funds, nine
                                                         investment companies in
                                                         the Flag Investors
                                                         family of funds, The
                                                         Central European Fund,
                                                         Inc. and The Germany
                                                         Fund, Inc., a director
                                                         of IGT, Inc. (provides
                                                         technology to gaming
                                                         and wagering industry)
                                                         (since July 1999) and
                                                         chairman of Weirton
                                                         Steel Corp. (makes and
                                                         finishes steel
                                                         products) (since April
                                                         1996).

Dean Feldberg is a director or trustee of 35             Dean Feldberg is also a
investment companies (consisting of 56 portfolios)       director of Primedia
for which UBS Global AM, UBS PaineWebber or              Inc. (publishing),
one of their affiliates serves as investment advisor,    Federated Department
sub-advisor or manager.                                  Stores, Inc. (operator
                                                         of department stores),
                                                         Revlon, Inc.
                                                         (cosmetics) Select
                                                         Medical Inc.
                                                         (healthcare services)
                                                         and SAPPI, Ltd.
                                                         (producer of paper).

Mr. Gowen is a director or trustee of 35 investment      None
companies (consisting of 56 portfolios) for which UBS Global AM, UBS PaineWebber or one of their affiliates serves as investment advisor, sub-advisor or manager.


Mr. Hewitt is a director or trustee of 22 investment     Mr. Hewitt is also a
companies (consisting of 43 portfolios) for which        director or trustee of
UBS Global AM, UBS PaineWebber or one of their           the Guardian Life
affiliates serves as investment advisor, sub-advisor     Insurance Company
or manager.                                              mutual funds.




--------------------------------------------------------------------------------
UBS Global Asset Management                                                   23

UBS PAINEWEBBER RETIREMENT MONEY FUND

SUPPLEMENTAL INFORMATION (UNAUDITED)



INDEPENDENT DIRECTORS (CONTINUED)

                                            Term of
                                          Office+ and
                            Position(s)    Length of
     Name, Address           Held With       Time       Principal Occupation(s)
        and Age                Fund         Served        During Past 5 Years
--------------------------------------------------------------------------------
Morton L. Janklow; 72       Director      Since 200   Mr. Janklow is senior
445 Park Avenue                                       partner of Janklow &
New York, New York 10022                              Nesbit Associates, an
                                                      international literary
                                                      agency representing
                                                      leading authors in their
                                                      relationships with
                                                      publishers and motion
                                                      picture, television and
                                                      multi-media companies, and
                                                      of counsel to the law firm
                                                      of Janklow & Ashley.

Frederic V. Malek; 65       Director      Since 1987  Mr. Malek is chairman of
1455 Pennsylvania                                     Thayer Capital Partners
Avenue, N.W.                                          (merchant bank) and
Suite 350                                             chairman of Thayer Hotel
Washington, D.C. 20004                                Investors III, Thayer
                                                      Hotel Investors II and
                                                      Lodging Opportunities Fund
                                                      (hotel investment
                                                      partnerships). From
                                                      January 1992 to November
                                                      1992, he was campaign
                                                      manager of Bush- Quayle
                                                      `92. From 1990 to 1992, he
                                                      was vice chairman and,
                                                      from 1989 to 1990, he was
                                                      president of Northwest
                                                      Airlines Inc. and NWA Inc.
                                                      (holding company of
                                                      Northwest Airlines Inc.).
                                                      Prior to 1989, he was
                                                      employed by the Marriott
                                                      Corporation (hotels,
                                                      restaurants, airline
                                                      catering and contract
                                                      feeding), where he most
                                                      recently was an executive
                                                      vice president and
                                                      president of Marriott
                                                      Hotels and Resorts.

Carl W. Schafer; 66         Director      Since 1996  Mr. Schafer is president
66 Witherspoon Street                                 of the Atlantic Foundation
#1100                                                 (charitable foundation).
Princeton, NJ 08542                                   Prior to January 1993, he
                                                      was chairman of the
                                                      Investment Advisory
                                                      Committee of the Howard
                                                      Hughes Medical Institute.




--------------------------------------------------------------------------------
24                                                   UBS Global Asset Management

UBS PAINEWEBBER RETIREMENT MONEY FUND

SUPPLEMENTAL INFORMATION (UNAUDITED)









                     Number of
         Portfolios in Fund Complex                      Other Directorships
            Overseen by Director                          Held By Director
--------------------------------------------------------------------------------
Mr. Janklow is a director or trustee of 22 investment    None
companies (consisting of 43 portfolios) for which UBS Global AM, UBS PaineWebber or one of their affiliates serves as investment advisor, sub-advisor or manager.




Mr. Malek is a director or trustee of 22 investment      Mr. Malek is also a
companies (consisting of 43 portfolios) for which        director of Aegis
UBS Global AM, UBS PaineWebber or one of their           Communications, Inc.
affiliates serves as investment advisor, sub-advisor     (tele-services),
or manager.                                              American Management
                                                         Systems, Inc.
                                                         (management consulting
                                                         and computer related
                                                         services), Automatic
                                                         Data Processing, Inc.
                                                         (computing services),
                                                         CB Richard Ellis, Inc.
                                                         (real estate services),
                                                         FPL Group, Inc.
                                                         (electric services),
                                                         Manor Care, Inc.
                                                         (health care), and
                                                         Northwest Airlines Inc.








Mr. Schafer is a director or trustee of 22 investment    Mr. Schafer is also a
companies (consisting of 43 portfolios) for which        director of Labor
UBS Global AM, UBS PaineWebber or one of their           Ready, Inc. (temporary
affiliates serves as investment advisor, sub-advisor or  employment), Roadway
manager.                                                 Corp. (trucking), The
                                                         Guardian Life Insurance
                                                         Company Mutual Funds,
                                                         the Harding, Loevner
                                                         Funds, E.I.I. Realty
                                                         Securities Trust
                                                         (investment company)
                                                         and Frontier Oil
                                                         Corporation.











--------------------------------------------------------------------------------
UBS Global Asset Management                                                   25

UBS PAINEWEBBER RETIREMENT MONEY FUND

SUPPLEMENTAL INFORMATION (UNAUDITED)



INDEPENDENT DIRECTORS (CONCLUDED)

                                            Term of
                                          Office+ and
                            Position(s)    Length of
     Name, Address           Held With       Time       Principal Occupation(s)
        and Age                Fund         Served        During Past 5 Years
--------------------------------------------------------------------------------
William D. White; 68        Director      Since 2001  Mr. White is retired. From
P.O. Box 199                                          February 1989 through
Upper Black Eddy, PA 18972                            March 1994, he was
                                                      president of the National
                                                      League of Professional
                                                      Baseball Clubs. Prior to
                                                      1989, he was a television
                                                      sportscaster for WPIX-TV,
                                                      New York. Mr. White served
                                                      on the Board of Directors
                                                      of Centel from 1989 to
                                                      1993 and until recently on
                                                      the board of directors of
                                                      Jefferson Banks
                                                      Incorporated,
                                                      Philadelphia, PA.








--------------------------------------------------------------------------------
26                                                   UBS Global Asset Management

UBS PAINEWEBBER RETIREMENT MONEY FUND

SUPPLEMENTAL INFORMATION (UNAUDITED)









                     Number of
         Portfolios in Fund Complex                      Other Directorships
            Overseen by Director                          Held By Director
--------------------------------------------------------------------------------
Mr. White is a director or trustee of 22 investment      None
companies (consisting of 43 portfolios) for which UBS Global AM, UBS PaineWebber or one of their affiliates serves as investment advisor, sub-advisor or manager.


































--------------------------------------------------------------------------------
UBS Global Asset Management                                                   27

UBS PAINEWEBBER RETIREMENT MONEY FUND

SUPPLEMENTAL INFORMATION (UNAUDITED)


OFFICERS

                                        Term of       Principal Occupation(s)
                                      Office+ and      During Past 5 Years;
                        Position(s)    Length of      Number of Portfolios in
    Name, Address,       Held with       Time      Fund Complex for which person
       and Age            Fund          Served           serves as Officer
--------------------------------------------------------------------------------
Thomas Disbrow**; 36   Vice President Since 2000  Mr. Disbrow is a director and
                       and Assistant              a senior manager of the mutual
                       Treasurer                  fund finance department of UBS
                                                  Global AM. Prior to November
                                                  1999, he was a vice president
                                                  of Zweig/Glaser Advisers. Mr.
                                                  Disbrow is a vice preside
                                                  assistant treasurer of 22
                                                  investment companies
                                                  (consisting of 43 portfolios)
                                                  for which UBS Global AM, UBS
                                                  PaineWebber or one of their
                                                  affiliates serves as
                                                  investment advisor, sub-
                                                  advisor or manager.

Amy R. Doberman**; 40  Vice President Since 2000  Ms. Doberman is a managing
                       and Secretary              director and general counsel
                                                  of UBS Global AM. From
                                                  December 1997 through July
                                                  2000, she was general counsel
                                                  of Aeltus Investment
                                                  Management, Inc. Prior to
                                                  working at Aeltus, Ms.
                                                  Doberman was assistant chief
                                                  counsel of the SEC's Division
                                                  of Investment Management. Ms.
                                                  Doberman is secretary of UBS
                                                  Supplementary Trust and a vice
                                                  president and secretary of 24
                                                  investment companies
                                                  (consisting of 82 portfolios)
                                                  for which UBS Global AM, UBS
                                                  Global Asset Management
                                                  (Americas) Inc., (OUBS Global
                                                  AM (Americas)O), UBS
                                                  PaineWebber or one of their
                                                  affiliates serves as
                                                  investment advisor,
                                                  sub-advisor or manager.






--------------------------------------------------------------------------------
28                                                   UBS Global Asset Management

UBS PAINEWEBBER RETIREMENT MONEY FUND

SUPPLEMENTAL INFORMATION (UNAUDITED)


OFFICERS (CONTINUED)

                                        Term of       Principal Occupation(s)
                                      Office+ and      During Past 5 Years;
                        Position(s)    Length of      Number of Portfolios in
    Name, Address,       Held with       Time      Fund Complex for which person
       and Age            Fund          Served           serves as Officer
--------------------------------------------------------------------------------
Stephen P. Fisher**; 43 Vice President Since 2002   Mr. Fisher is a managing
                                                    director of UBS Global AM.
                                                    From October 2000 to
                                                    February 2001, he was
                                                    president of Morningstar
                                                    Investment Services. From
                                                    May 1999 to October 2000,
                                                    Mr. Fisher was senior vice
                                                    president of UBS Global AM.
                                                    From January 1997 to May
                                                    1999, Mr. Fisher was a
                                                    senior vice president of
                                                    Prudential Investments. Mr.
                                                    Fisher is a vice president
                                                    of 22 investment companies
                                                    (consisting of 43
                                                    portfolios) for which UBS
                                                    Global AM, UBS PaineWebber
                                                    or one of their affiliates
                                                    serves as investment
                                                    advisor, sub-advisor or
                                                    manager.

David M. Goldenberg**; Vice President Since 2002    Mr. Goldenberg is an
  35                   and Assistant                executive director and
                       Secretary                    deputy general counsel of
                                                    UBS Global AM. From
                                                    2000-2002 he was director,
                                                    legal affairs at Lazard
                                                    Asset Management. Mr.
                                                    Goldenberg was global
                                                    director of compliance for
                                                    SSB Citi Asset Management
                                                    Group from 1998-2000. He was
                                                    associate general counsel at
                                                    Smith Barney Asset
                                                    Management from 1996-1998.
                                                    Prior to working at Smith
                                                    Barney Asset Management, Mr.
                                                    Goldenberg was branch chief
                                                    and senior counsel of the
                                                    SEC's Division of Investment
                                                    Management. Mr. Goldenberg
                                                    is a vice president and
                                                    assistant secretary of 24
                                                    investment companies
                                                    (consisting of 82
                                                    portfolios) for which UBS
                                                    Global AM, UBS Global AM
                                                    (Americas), UBS PaineWebber
                                                    or one of their affiliates
                                                    serves as investment
                                                    advisor, sub-advisor or
                                                    manager.




--------------------------------------------------------------------------------
UBS Global Asset Management                                                   29

UBS PAINEWEBBER RETIREMENT MONEY FUND

SUPPLEMENTAL INFORMATION (UNAUDITED)


OFFICERS (CONTINUED)

                                        Term of       Principal Occupation(s)
                                      Office+ and      During Past 5 Years;
                         Position(s)   Length of      Number of Portfolios in
    Name, Address,        Held with      Time      Fund Complex for which person
        and Age             Fund        Served           serves as Officer
--------------------------------------------------------------------------------
Kevin J. Mahoney**; 36  Vice President Since 1999   Mr. Mahoney is a director
                        and Assistant               and a senior manager of the
                        Treasurer                   mutual fund finance
                                                    department of UBS Global AM.
                                                    From August 1996 through
                                                    March 1999, he was the
                                                    manager of the mutual fund
                                                    internal control group of
                                                    Salomon Smith Barney. Mr.
                                                    Mahoney is a vice president
                                                    and assistant treasurer of
                                                    22 investment companies
                                                    (consisting of 43
                                                    portfolios) for which UBS
                                                    Global AM, UBS PaineWebber
                                                    or one of their affiliates
                                                    serves as investment
                                                    advisor, sub-advisor or
                                                    manager.

Michael H. Markowitz+++; Vice President Since 2001  Mr. Markowitz is an
37                                                  executive director,
                                                    portfolio manager and head
                                                    of U.S. short duration fixed
                                                    income of UBS Global AM. He
                                                    is also an executive
                                                    director and portfolio
                                                    manager of UBS Global AM
                                                    (Americas), an affiliate of
                                                    UBS Global AM. Mr. Markowitz
                                                    is a vice president of six
                                                    investment companies
                                                    (consisting of 26
                                                    portfolios) for which UBS
                                                    Global AM, UBS PaineWebber
                                                    or one of their affiliates
                                                    serves as investment
                                                    advisor, sub-advisor or
                                                    manager.

Susan P. Ryan**; 42     Vice President Since 1995   Ms. Ryan is an executive
                                                    director and a portfolio
                                                    manager of UBS Global AM.
                                                    Ms. Ryan is a vice president
                                                    of five investment companies
                                                    (consisting of 13
                                                    portfolios) for which UBS
                                                    Global AM, UBS PaineWebber
                                                    or one of their affiliates
                                                    serves as investment
                                                    advisor, sub-advisor or
                                                    manager.






--------------------------------------------------------------------------------
30                                                   UBS Global Asset Management

UBS PAINEWEBBER RETIREMENT MONEY FUND

SUPPLEMENTAL INFORMATION (UNAUDITED)

OFFICERS (CONTINUED)

                                        Term of       Principal Occupation(s)
                                      Office+ and      During Past 5 Years;
                         Position(s)   Length of      Number of Portfolios in
    Name, Address,        Held with      Time      Fund Complex for which person
        and Age             Fund        Served           serves as Officer
--------------------------------------------------------------------------------
Paul H. Schubert**; 39  Vice President Since 1994   Mr. Schubert is an executive
                        and Treasurer               director and head of the
                                                    mutual fund finance
                                                    department of UBS Global AM.
                                                    Mr. Schubert is treasurer
                                                    and principal accounting
                                                    officer of UBS Supplementary
                                                    Trust and of two investment
                                                    companies (consisting of 39
                                                    portfolios) and a vice
                                                    president and treasurer of
                                                    22 investment companies
                                                    (consisting of 43
                                                    portfolios) for which UBS
                                                    Global AM, UBS Global AM
                                                    (Americas), UBS PaineWebber
                                                    or one of their affiliates
                                                    serves as investment
                                                    advisor, sub-advisor or
                                                    manager.

Brian M. Storms**; 47   President      Since 2000   Mr. Storms is chief
                                                    executive officer (since
                                                    July 2002), director and
                                                    president of UBS Global AM
                                                    (since March 1999). He is
                                                    also chief executive officer
                                                    (since July 2002), a member
                                                    of the board of directors
                                                    and president of UBSGlobal
                                                    AM (Americas) and UBS Global
                                                    Asset Management (New York)
                                                    Inc. (since October 2001).
                                                    Mr. Storms was chief
                                                    executive officer of UBS
                                                    Global AM from October 2000
                                                    to September 2001 and chief
                                                    operating officer
                                                    (2001-2002). He was chief
                                                    operating officer of UBS
                                                    Global AM (Americas) and UBS
                                                    Global AM (New York) from
                                                    September 2001 to July 2002.
                                                    He was a director or trustee
                                                    of several investment
                                                    companies in the UBS Family
                                                    of Funds (1999-2001). He was
                                                    president of Prudential
                                                    Investments (1996-1999).
                                                    Prior to joining Prudential
                                                    Investments he was a
                                                    managing director at
                                                    Fidelity Investments. Mr.
                                                    Storms is president and
                                                    trustee of UBS Supplementary
                                                    Trust and of two investment
                                                    companies (consisting of 39
                                                    portfolios) and president of
                                                    22 investment companies
                                                    (consisting of 43
                                                    portfolios) for which UBS
                                                    Global AM, UBS Global AM
                                                    (Americas), UBS PaineWebber
                                                    or one of their affiliates
                                                    serves as investment
                                                    advisor, sub-advisor or
                                                    manager.





--------------------------------------------------------------------------------
UBS Global Asset Management                                                   31

UBS PAINEWEBBER RETIREMENT MONEY FUND

SUPPLEMENTAL INFORMATION (UNAUDITED)


OFFICERS (CONCLUDED)

                                        Term of       Principal Occupation(s)
                                      Office+ and      During Past 5 Years;
                         Position(s)   Length of      Number of Portfolios in
    Name, Address,        Held with      Time      Fund Complex for which person
        and Age             Fund        Served           serves as Officer
--------------------------------------------------------------------------------
Keith A. Weller**; 41   Vice President Since 1995   Mr. Weller is a director and
                        and Assistant               senior associate general
                        Secretary                   counsel of UBS Global AM.
                                                    Mr. Weller is a vice
                                                    president and assistant
                                                    secretary of 22 investment
                                                    companies (consisting of 43
                                                    portfolios) for which UBS
                                                    Global AM, UBS PaineWebber
                                                    or one of their affiliates
                                                    serves as investment
                                                    advisor, sub-advisor or
                                                    manager.













* This person's business address is 1285 Avenue of the Americas, New York, New York 10019-6028.

** This person's business address is 51 West 52nd Street, New York, New York 10019-6114.

***  Address for mailing purposes only.

+ Each Director holds office for an indefinite term. Officers of the Fund are appointed by the Trustees and serve at the pleasure of the Board.

++ Mrs. Alexander and Mr. Bewkes are Ointerested personsO of the fund as defined in the Investment Company Act by virtue of their positions with UBS Global AM and/or UBS PaineWebber.

+++ This person's business address is One North Wacker Drive, Chicago, Illinois 60606-1295.




--------------------------------------------------------------------------------
32                                                   UBS Global Asset Management

UBS PAINEWEBBER RETIREMENT MONEY FUND


DIRECTORS

E. Garrett Bewkes, Jr.                  George W. Gowen
CHAIRMAN                                William W. Hewitt, Jr.
                                        Morton L. Janklow
Margo N. Alexander                      Frederic V. Malek
Richard Q. Armstrong                    Carl W. Schafer
David J. Beaubien                       William D. White
Richard R. Burt
Meyer Feldberg

PRINCIPAL OFFICERS

Brian M. Storms                         Susan P. Ryan
PRESIDENT                               VICE PRESIDENT

Amy R. Doberman                         Paul H. Schubert
VICE PRESIDENT AND SECRETARY            VICE PRESIDENT AND TREASURER

INVESTMENT ADVISOR AND
ADMINISTRATOR

UBS PaineWebber Inc.
1285 Avenue of the Americas
New York, New York 10019-6028

SUB-ADVISOR,
SUB-ADMINISTRATOR AND PRINCIPAL UNDERWRITER

UBS Global Asset Management (US) Inc.
51 West 52nd Street
New York, New York 10019-6114


THIS REPORT IS NOT TO BE USED IN CONNECTION WITH THE OFFERING OF SHARES OF A FUND UNLESS ACCOMPANIED OR PRECEDED BY AN EFFECTIVE PROSPECTUS.

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          UBS GLOBAL ASSET MANAGEMENT (US) INC.
          51 West 52nd Street
          New York, NY 10019-6114